Loans receivable (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Description for terms of loans	The terms of the loans vary from 2-5 years for installment loans and 1 year for lines of credit. The Company phased out its legacy short-term loan products from its business in the third quarter of 2018.
Provision for loan losses, recoveries	$ 2,039	$ 1,934